Fair Value Measurements and Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Schedule of Estimated Fair Value of Partnership's Financial Instruments on Recurring Basis
The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the Partnership’s financial instruments that are not accounted for at a fair value on a recurring basis.

		December 31, 2019		December 31, 2018
	Fair Value Hierarchy Level	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $
Recurring:
Cash and cash equivalents and restricted cash (note 15a)	Level 1	253,291	253,291	222,864	222,864
Derivative instruments (note 13)
Interest rate swap agreements – assets	Level 2	2,210	2,210	3,341	3,341
Interest rate swap agreements – liabilities	Level 2	(50,447)	(50,447)	(40,958)	(40,958)
Foreign currency contracts	Level 2	(202)	(202)	—	—
Cross currency swap agreements – liabilities	Level 2	(42,104)	(42,104)	(29,122)	(29,122)
Other derivative	Level 3	—	—	1,061	1,061
Other:
Advances to equity-accounted joint ventures, current and long-term (note 7)	(i)	126,546	(i)	131,386	(i)
Long-term debt – public (note 10)	Level 1	(345,824)	(358,005)	(350,813)	(361,095)
Long-term debt – non-public (note 10)	Level 2	(1,485,572)	(1,474,208)	(1,618,963)	(1,604,106)
Obligations related to finance leases (note 5a)	Level 2	(1,410,904)	(1,434,910)	(1,298,556)	(1,274,693)

(i)
The advances to equity-accounted joint ventures together with the Partnership’s equity investments in the joint ventures form the net aggregate carrying value of the Partnership’s interests in the joint ventures in these consolidated financial statements. The fair values of the individual components of such aggregate interests are not determinable.

Changes in Fair Value of Assets Measured on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Changes in fair value during the years ended December 31, 2019 and 2018 for the Partnership’s other derivative asset, the Toledo Spirit time-charter derivative, which were measured at fair value on a recurring basis using significant unobservable inputs (Level 3), were as follows:

	Year Ended December 31, 2019 $	Year Ended December 31, 2018 $
Fair value at beginning of year	1,061	1,648
Realized and unrealized (losses) gains included in earnings	(40)	550
Settlements	(1,021)	(1,137)
Fair value at end of year	—	1,061

Summary of Partnership's Loan Receivables and Other Financing Receivables
The following table contains a summary of the carrying value of the Partnership’s loan receivables and other financing receivables by type of borrower, the method by which the Partnership monitors the credit quality of its financing receivables on a quarterly basis and the grade as at December 31, 2019.

Class of Financing Receivable	Credit Quality Indicator	Grade	December 31, 2019 $	December 31, 2018 $
Direct financing and sales-type leases (note 6)	Payment activity	Performing	818,809	575,163
Other receivables:
Long-term receivable and accrued revenue included in other assets	Payment activity	Performing	8,092	5,694
Advances to equity-accounted joint ventures (note 7)	Other internal metrics	Performing	126,546	131,386
			953,447	712,243